Form N-1A Supplement	Mar. 27, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated March 27, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Columbia Research Enhanced Small Cap ETF	Prospectus: 9/15/2025, as amended 12/3/2025; Summary Prospectus: 12/3/2025
The Board of Trustees of Columbia Research Enhanced Small Cap ETF (the Fund) approved changes to the Fund's Principal Investment Strategies (effective August 1, 2026) and the Fund’s performance benchmark (effective immediately). Accordingly as of the dates referenced above, the changes described in this Supplement are hereby made to the Fund's Prospectus and Summary Prospectus.
Effective August 1, 2026, the first paragraph under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the "Summary of Columbia Research Enhanced Small Cap ETF" section in the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Index (the Capitalization Index), which ranged between $7.7 million and $36.8 billion as of February 28, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change.
Effective immediately, information under the subsection “Performance Information” in the Fund's Summary Prospectus and in the "Summary of Columbia Research Enhanced Small Cap ETF" section in the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of the Russell 2000® Index, the Solactive United States 2000 Index and the Russell 3000® Index.
Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Columbia Research Enhanced Small Cap ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated March 27, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Columbia Research Enhanced Small Cap ETF	Prospectus: 9/15/2025, as amended 12/3/2025; Summary Prospectus: 12/3/2025
The Board of Trustees of Columbia Research Enhanced Small Cap ETF (the Fund) approved changes to the Fund's Principal Investment Strategies (effective August 1, 2026) and the Fund’s performance benchmark (effective immediately). Accordingly as of the dates referenced above, the changes described in this Supplement are hereby made to the Fund's Prospectus and Summary Prospectus.
Effective August 1, 2026, the first paragraph under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the "Summary of Columbia Research Enhanced Small Cap ETF" section in the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Index (the Capitalization Index), which ranged between $7.7 million and $36.8 billion as of February 28, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change.
Effective immediately, information under the subsection “Performance Information” in the Fund's Summary Prospectus and in the "Summary of Columbia Research Enhanced Small Cap ETF" section in the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of the Russell 2000® Index, the Solactive United States 2000 Index and the Russell 3000® Index.
Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.